Debt	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Debt	Debt

Debt

	$ million
	Dec 31, 2022			Dec 31, 2021
	Debt (excluding lease liabilities)	Lease liabilities [A]	Total	Debt (excluding lease liabilities)	Lease liabilities [A]	Total
Current debt:	4,620	4,381	9,001	4,080	4,138	8,218
Short-term debt	1,026	—	1,026	515	—	515
Long-term debt due within 1 year	3,594	4,381	7,975	3,565	4,138	7,703
Non-current debt	51,532	23,262	74,794	57,499	23,369	80,868
Total	56,152	27,643	83,795	61,579	27,507	89,086
[A]Further analysis of lease liabilities is provided in Note 21.

Net debt

						$ million
	(Asset)/liability
	Current debt	Non-current debt		Derivative financial instruments	Cash and cash equivalents (see Note 17)	Net debt
At January 1, 2022	8,218	80,868		440	(36,970)	52,556
Cash flow	(7,618)	(254)		(1,799)	(4,012)	(13,683)
Lease additions [A]	1,111	4,077				5,188
Other movements	7,560	(7,883)		1,393	—	1,070
Currency translation differences and foreign exchange (gains)/losses	(270)	(2,014)		1,254	736	(294)
At December 31, 2022	9,001	74,794		1,288	(40,246)	44,837
At January 1, 2021	16,899	91,115		(798)	(31,830)	75,386
Cash flow	(17,887)	(1,842)	[B]	(1,165)	(5,679)	(26,573)
Lease additions [A]	899	2,889				3,788
Other movements	8,655	(9,034)		688	—	309
Currency translation differences and foreign exchange (gains)/losses	(348)	(2,260)		1,715	539	(354)
At December 31, 2021	8,218	80,868		440	(36,970)	52,556
[A]Further analysis of lease liabilities is provided in Note 21.
[B]Includes $3,500 million of early repayment of non-current debt.

Borrowing facilities and amounts undrawn

	$ million
	Facility		Amount undrawn
	Dec 31, 2022	Dec 31, 2021	Dec 31, 2022	Dec 31, 2021
CP programmes	20,000	20,000	20,000	20,000
EMTN programme	unlimited	unlimited	N/A	N/A
US shelf registration	unlimited	unlimited	N/A	N/A
Committed credit facilities	9,920	9,920	9,920	9,920
20. Debt continued
Shell has access to international debt capital markets via two commercial paper (CP) programmes, a Euro medium-term note (EMTN) programme and a US universal shelf (US shelf) registration. Issuances under the CP programmes are supported by a committed credit facility and cash.
Under the CP programmes, Shell can issue debt of up to $10,000 million with maximum maturities ranging between 183 days and 364 days depending on the form of the notes issued; and $10,000 million with maturities not exceeding 397 days.
The EMTN programme is updated each year, most recently in September 2022. During 2022, no debt was issued under this programme
(2021: no debt issued).
The US shelf registration provides Shell with the flexibility to issue debt securities, ordinary shares, preferred shares and warrants. The registration is updated every three years and was last updated in March 2021. During 2022, no debt was issued under the US shelf registration (2021: $1,500 million).
On December 13, 2019, Shell refinanced its revolving credit facilities (RCF), which are linked to the Secured Overnight Financing Rate (SOFR), at pre-agreed margins. In December 2022, Shell renewed the short-dated tranche of the facility of $1,920 million to expire in 2023 (2021: expiring in 2022) with two further one year bank extension options, that would take final maturity to 2025. The additional RCF tranches are: $320 million expiring in 2025 (2021: expiring in 2025) and $7,680 million expiring in 2026 (2021: expiring in 2026), a total RCF of $9,920 million. The terms and availability are not conditional on Shell’s financial ratios nor its financial credit ratings. The interest and fees paid on these facilities are linked to Shell’s progress towards reaching its short-term Net Carbon Footprint intensity target.
The following tables compare contractual cash flows for debt excluding lease liabilities at December 31 with the carrying amount in the Consolidated Balance Sheet. Contractual amounts reflect the effects of changes in foreign exchange rates; differences from carrying amounts reflect the effects of discounting, premiums and, where fair value hedge accounting is applied, fair value adjustments. Interest is estimated assuming interest rates applicable to variable-rate debt remain constant and there is no change in aggregate principal amounts of debt other than repayment at scheduled maturity, as reflected in the table.

2022

	$ million
	Contractual payments
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	Between 4 and 5 years	5 years and later	Total	Difference from carrying amount	Carrying amount
Bonds	3,365	4,184	6,054	3,817	2,400	35,005	54,825	(1,210)	53,615
Bank and other borrowings	1,229	335	64	156	63	704	2,551	(14)	2,537
Total (excluding interest)	4,594	4,519	6,118	3,973	2,463	35,709	57,376	(1,224)	56,152
Interest	1,669	1,574	1,463	1,314	1,233	14,757	22,010

2021

	$ million
	Contractual payments
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	Between 4 and 5 years	5 years and later	Total	Difference from carrying amount	Carrying amount
Bonds	3,423	3,376	4,362	6,310	3,882	38,327	59,680	578	60,258
Bank and other borrowings	646	452	36	9	143	35	1,321	—	1,321
Total (excluding interest)	4,069	3,828	4,398	6,319	4,025	38,362	61,001	578	61,579
Interest	1,637	1,587	1,524	1,416	1,268	15,642	23,074
Interest rate swaps have been entered into against certain fixed rate debt affecting the effective interest rate on these balances (see Note 25).
The fair value of debt excluding lease liabilities at December 31, 2022, was $51,959 million (2021: $67,066 million), mainly determined from the prices quoted for those securities.